Discontinued operations - Disposal of YY Live business and Huya Share-based compensation (Details) - Held for sale - YY Live $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Cost of revenues
Discontinued operations
Cost of revenues	$ (426)
Research and development expenses
Discontinued operations
Research and development expenses	(703)
Sales and marketing expenses
Discontinued operations
Sales and marketing expenses	(39)
General and administrative expenses
Discontinued operations
General and administrative expenses	$ (175)